Investment Objectives and Goals - Janus Henderson Artificial Intelligence ETF	Aug. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Global Artificial Intelligence ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Global Artificial Intelligence ETF seeks long-term growth of capital.